Long-Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions		12 Months Ended
	May 23, 2018	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jul. 23, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current		$ 17.9	$ 18.4
Non-current		1,627.5	1,197.1
Carrying amount		1,645.4	$ 1,215.5						$ 1,014.8
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2023		May 2025
Contractual interest			4.50%				4.50%	4.50%
Effective interest rate			4.50%				4.50%	4.50%
Outstanding nominal amount						$ 1,235.0	$ 895.5
Carrying amount		$ 1,606.7	$ 1,176.9						969.9
Term facility [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2025
Contractual interest		3.65%		3.65%	3.65%
Effective interest rate		3.65%		3.65%	3.65%
Outstanding nominal amount				$ 886.5
Carrying amount		$ 1,172.0
Term facility [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2025
Contractual interest		4.15%		4.15%	4.15%
Effective interest rate		4.44%		4.44%	4.44%
Outstanding nominal amount				$ 333.3
Carrying amount		$ 434.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €					€ 29.7			€ 21.6
Carrying amount		$ 38.7	$ 29.5						34.3
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Contractual interest			8.00%				8.00%	8.00%
Effective interest rate			8.00%				8.00%	8.00%
Outstanding nominal amount			$ 11.7
Carrying amount			$ 9.1						$ 10.6
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2025
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		June 2020
Contractual interest		0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
Effective interest rate		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2027
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Dec. 2030
Contractual interest		1.65%	1.75%	1.65%	1.65%		1.75%	1.75%
Effective interest rate		4.67%	4.67%	4.67%	4.67%		4.67%	4.67%
Minimum [Member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 2019
Minimum [Member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Jan. 2021
Maximum [Member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 2028
Maximum [Member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 2030